INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amortizing Intangible Assets, gross carrying value	$ 112	$ 62
Amortizing Intangible Assets, accumulated amortization	(62)	(62)
Amortizing Intangible Assets, net carrying value	50	0
Non-compete agreement [Member]
Amortizing Intangible Assets, gross carrying value	62	62
Amortizing Intangible Assets, accumulated amortization	(62)	(62)
Amortizing Intangible Assets, net carrying value	$ 0	0
Amortizing Intangible Assets, estimated useful life in years	2 years
Pulp brand recipes [Member]
Amortizing Intangible Assets, gross carrying value	$ 50	0
Amortizing Intangible Assets, accumulated amortization	0	0
Amortizing Intangible Assets, net carrying value	$ 50	$ 0
Amortizing Intangible Assets, estimated useful life in years	15 years